OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
Schedule of other payable and accrued liabilities

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)

Other payable	$12,000	$–
Salaries payable	14,386	6,113
Total	$26,386	$6,113